12. INCOME TAXES: Schedule of tax credits and unused tax losses (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Exploration and evaluation assets
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ (796,000)	$ (912,000)
Expiry Date Range	No expiry date	No expiry date
Property and equipment
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ 0	$ 14,000
Expiry Date Range	No expiry date	No expiry date
Share issue costs
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ 291,000	$ 167,000
Expiry Date Range	2025 to 2028	2024 to 2027
Allowable capital losses
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ 3,787,000	$ 3,793,000
Expiry Date Range	No expiry date	No expiry date
Non-capital losses available for future periods
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ 21,190,000	$ 19,550,000
Expiry Date Range	2028 to 2044	2027 to 2043